Changes in Level 3 Assets (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Assets Beginning Balance	$ 367.8	$ 427.7
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(10.7)	(3.7)
Gains (Losses) Included in Other Comprehensive Income	(19.0)	(7.2)
Purchases, Issuances, Sales, and Settlements
Sales	(1.5)	(0.3)
Settlements	(158.3)	(48.7)
Fair Value Assets Ending Balance	$ 178.3	$ 367.8